Cash flow from operations	12 Months Ended
Jun. 30, 2018
Cash flow from operations
Cash flow from operations

29Cash flow from operations

Earnings before interest and tax (EBIT)		17 747	31 705	24 239
Adjusted for
share of profits of equity accounted investments	20	(1 443)	(1 071)	(509)
equity-settled share-based payment	35	3 776	463	123
depreciation and amortisation		16 425	16 204	16 367
effect of remeasurement items	9	9 901	1 616	12 892
movement in long-term provisions
income statement charge	31	(596)	228	2 687
utilisation	31	(729)	(969)	(1 754)
movement in short-term provisions		25	(215)	(2 378)
movement in post-retirement benefits		(561)	356	402
translation effects		(121)	(11)	581
write-down of inventories to net realisable value		234	470	344
movement in financial assets and liabilities		2 415	(3 120)	698
movement in other receivables and payables		(244)	50	157
other non-cash movements		(191)	530	(876)

		46 638	46 236	52 973